Disclosure of detailed information about buy-back and buy-down rights (Details) - 12 months ended Dec. 31, 2018 - Brucejack Stream $ in Millions, $ in Millions	CAD ($) $ / ounce	USD ($) $ / ounce
Mantos Blancos silver stream (Mantos Copper S.A.)
Statements Line Items
Right to reduce stream, amount	$ 95.5	$ 70.0
Description	Right to reduce the stream percentage from 100% to 50% provided that not less than 1.99 million ounces of silver have been delivered.	Right to reduce the stream percentage from 100% to 50% provided that not less than 1.99 million ounces of silver have been delivered.
Amulsar silver stream (Lydian International Limited) - Buy-down (1st option)
Statements Line Items
Right to reduce stream, amount	$ 46.9	$ 34.4
Description	Right to reduce the stream percentage from 4.22% to 2.11%.	Right to reduce the stream percentage from 4.22% to 2.11%.
Amulsar silver stream (Lydian International Limited) - Buy-down (2nd option)
Statements Line Items
Right to reduce stream, amount	$ 42.7	$ 31.3
Description	Right to reduce the stream percentage from 4.22% to 2.11%.	Right to reduce the stream percentage from 4.22% to 2.11%.
Brucejack gold offtake (Pretium Resources Inc.)
Statements Line Items
Right to reduce the offtake obligation per ounce | $ / ounce	13	13
Description	Right to reduce the offtake obligation to either: (i)50% by paying US$13 per ounce multiplied by 0.50, on the remaining undelivered gold ounces, or (ii)25% by paying US$13 per ounce multiplied by 0.75, on the remaining undelivered gold ounces.	Right to reduce the offtake obligation to either: (i)50% by paying US$13 per ounce multiplied by 0.50, on the remaining undelivered gold ounces, or (ii)25% by paying US$13 per ounce multiplied by 0.75, on the remaining undelivered gold ounces.
Lamaque NSR royalty (Eldorado Gold Corporation)
Statements Line Items
Right to reduce stream, amount	$ 2.0
Description	Right to buy-back 50% of the 2% NSR royalty (1.7% attributable to Osisko).	Right to buy-back 50% of the 2% NSR royalty (1.7% attributable to Osisko).
Lamaque NSR royalty (Eldorado Gold Corporation) | Osisko
Statements Line Items
Right to reduce stream, amount	$ 1.7